Salaries and social charges	12 Months Ended
Dec. 31, 2022
Salaries and social charges [Abstract]
Salaries and social charges	Salaries and social security charges

	December 31,
	2022	2021

Payroll accruals	100,810	75,151
Profit sharing	87,111	75,076
Social charges	49,651	39,200
Payroll taxes (LTIP) (i)	42,791	61,359
Other	12,415	8,938
	292,778	259,724

(i)    Refers to social charges and income tax over LTIP and LTIP goals balances